Restructuring	12 Months Ended
Dec. 31, 2019
Restructuring
Restructuring

9. Restructuring

voxeljet AG

At the end of 2019, a provision of kEUR 453 was made to cover the costs associated with a restructuring program announced by Management in November 2019 for the German operation. This program includes the reduction of headcount mainly in production in order to adjust the capacity but also in further functions. Estimated restructuring costs mainly include employee termination benefits based on a voluntary program which has started on February 17, 2020. This program has been agreed with the workers’ council in a company agreement. On April 16, 2020, the voluntary program expired with the result that the desired reduction in headcount has been completely achieved through the voluntary program, and therefore the cost saving targets have been fully implemented.

Twelve months ended December 31, 2019
Line items in statement of comprehensive loss / Components of restructuring charges	(€ in thousands)

Cost of sales	302
Employee termination costs	302

Selling expenses	77
Employee termination costs	77

Administrative expenses	45
Employee termination costs	45

Research and development expenses	29
Employee termination costs	29

Impact of restructuring	453

voxeljet UK

The Company decided to consolidate 3D printing to serve all customers in Europe from the German service center and restructure the voxeljet UK entity. The restructuring includes reduction in headcount and disposal of certain assets. Consequently the lease of the Milton Keynes facility has been early-terminated and will end at the end of May 2020.

Twelve months ended December 31, 2019
Line items in statement of comprehensive loss / Components of restructuring charges	(€ in thousands)

Cost of sales	312
Loss on disposal of assets	226
Employee termination costs	67
Impairment of Inventories	19

Selling expenses	42
Loss on disposal of assets	20
Employee termination costs	16
Write-off right-of-use asset	6

Administrative expenses	274
Loss on disposal of assets	81
Employee termination costs	35
Lease maintenance costs	100
Settlement of agreements	14
Legal Consulting	25
Write-off right-of-use asset	19

Impact of restructuring	628